Value Line U.S. Government Securities Fund
Value Line U.S. Government Securities Fund, Inc.
Investment objectives
The Fund’s primary investment objective is to seek maximum income without undue risk to principal.
Capital preservation and possible capital appreciation are secondary objectives.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Value Line U.S. Government Securities Fund
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.34%
Total Annual Fund Operating Expenses		1.09%
Less 12b-1 Fee Waiver*	[1]	(0.25%)
Net Expenses		0.84%
[1]	EULAV Securities LLC (the "Distributor") has contractually agreed to waive all of the Fund's 12b-1 fee through December 31, 2012. The waiver cannot be terminated before December 31, 2012 without the approval of the Fund's Board of Directors.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether or not you redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Value Line U.S. Government Securities Fund	86	322	577	1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicated higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal investment strategies of the Fund

To achieve the Fund’s investment objective, EULAV Asset Management (the “Adviser”) invests, under normal conditions, at least 80% of the Fund’s net assets in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, including mortgage-backed securities issued by government sponsored enterprises. Some of these securities, such as those issued by the Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”) are not backed by the full faith and credit of the United States. While the Adviser emphasizes income from investments for the Fund, the Adviser considers carefully the following: security of principal, duration, marketability, and diversity of investments. The Adviser seeks the best relative values among the universe of U.S. government securities. In deciding which securities to sell, the Adviser considers a number of factors, including economic developments, interest rate trends and cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Fund’s portfolio may be actively traded.

Principal risks of investing in the Fund
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose part or all of your investment. Therefore, before you invest in this Fund you should carefully evaluate the risks.

Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage its portfolio successfully. There is no guarantee that the Adviser’s investment strategies will produce the desired results. The price of Fund shares will increase and decrease according to changes in the value of the Fund’s investments.

The principal risk you assume when investing in the Fund is interest rate risk, which is the possibility that as interest rates rise the value of some fixed income securities may decrease.

Mortgage-backed securities are also more volatile and less liquid than other U.S. government securities and may be subject to credit, prepayment and extension risks.

The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the United States and are neither issued nor guaranteed by the U.S. Treasury. The maximum potential liability of the instrumentalities that issue some U.S. government securities held by the Fund may exceed the current resources of such instrumentalities, including their legal right to receive support from the U.S. Treasury. Consequently, although such instruments are U.S. government securities, it is possible that these issuers will not have the funds to meet their payment obligations in the future causing the Fund to incur a loss.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. For a more complete discussion of risk, please turn to page 9.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Fund performance

This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years. These returns are compared to the performance of the Barclays Capital Intermediate U.S. Government Bond Index, which is a broad based market index, and the Barclays Capital 50% U.S. Government Bond Index/50% Mortgage Backed Securities Index, which is a more narrow index that more closely reflects the Fund’s investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 of each year (%)

Best Quarter:        Q4 2008        +5.61%

Worst Quarter:     Q2 2004        (2.56%)

As of November 30, 2011, the Fund had a year-to-date total return of 5.72%.

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns for Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Return Label	1 year	5 years	10 years
Value Line U.S. Government Securities Fund	Return before taxes	4.45%	5.07%	4.83%
Value Line U.S. Government Securities Fund Return after taxes on distributions	Return after taxes on distributions	3.16%	3.65%	3.35%
Value Line U.S. Government Securities Fund Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares	3.14%	3.53%	3.27%
Value Line U.S. Government Securities Fund Barclays Capital Intermediate U.S. Government Bond Index	Barclays Capital Intermediate U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	4.98%	5.41%	5.11%
Value Line U.S. Government Securities Fund Barclays Capital 50% Gov/50% MBS U.S. Government Bond Index	Barclays Capital 50% Gov/50% MBS Government Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	5.90%	5.66%